Commitments and Contingencies (Details) $ in Millions	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2022 USD ($) plan	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) plan	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 item	Jul. 01, 2023 USD ($)	Jan. 01, 2023 USD ($)	Mar. 10, 2022
Commitments and Contingencies
Number of games comprised by regular baseball season | item					161	60
Diamond Sports Group Bankruptcy
Commitments and Contingencies
Potential maximum amount that could be required to be repaid		$ 34.2		$ 34.2
Preference period		90 days		90 days
Potential amount that could be required to be written-down		$ 24.4		$ 45.7
Employment Contracts
Commitments and Contingencies
Amount due under employee contracts		1,017.6		867.5
Amount payable under employee contracts in 2023		225.8
Amount payable under employee contracts in 2023		149.8		183.8
Amount payable under employee contracts in 2024		143.4		131.7
Amount payable under employee contracts in 2025		136.3		115.0
Amount payable under employee contracts in 2026		111.2		114.0
Amount payable under employee contracts in 2027				90.0
Amount payable under employee contracts thereafter				$ 233.0
Amount payable under employee contracts thereafter		$ 251.1
Interest rate (in percent)		5.00%		5.00%
Employment Contracts | Subsequent Event [Member]
Commitments and Contingencies
Amount due under employee contracts							$ 12.4	$ 98.2
Collective Bargaining Agreement
Commitments and Contingencies
Number of components of revenue sharing plan | plan	2			2
Revenue pool, contribution, percent of prior years net defined local revenue	48.00%			48.00%
Revenue pool, contribution, net defined local revenue, period	3 years			3 years
Amount funded to commissioner's discretionary fund	$ 15.0			$ 15.0
Amount incurred in revenue sharing		$ 16.4	$ 9.5	$ 16.0	$ 10.5
Collective Bargaining Agreement | Maximum
Commitments and Contingencies
Percentage of labor force covered		10.00%							5.00%